Vanguard® Russell 2000 Value Index Fund
Schedule of Investments (unaudited)
As of May 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Basic Materials (4.8%)
	Commercial Metals Co.	79,278	4,465
	UFP Industries Inc.	34,423	4,113
	Boise Cascade Co.	26,884	3,691
	Carpenter Technology Corp.	33,074	3,667
	Avient Corp.	61,243	2,736
	Mueller Industries Inc.	42,930	2,529
	Hecla Mining Co.	327,506	1,929
	Minerals Technologies Inc.	22,005	1,909
*	Uranium Energy Corp.	260,081	1,857
	Tronox Holdings plc	79,119	1,567
*	Coeur Mining Inc.	242,377	1,394
	Stepan Co.	12,707	1,108
*	US Silica Holdings Inc.	50,898	788
*	Perimeter Solutions SA	102,091	776
*	Constellium SE	33,096	717
*	Metallus Inc.	28,785	691
	Worthington Steel Inc.	20,838	687
	Mativ Holdings Inc.	36,503	656
	Koppers Holdings Inc.	13,623	604
*	Clearwater Paper Corp.	11,045	587
*	Encore Energy Corp.	111,050	539
	Haynes International Inc.	8,629	508
*	Ecovyst Inc.	48,860	454
	Ryerson Holding Corp.	17,639	419
	AdvanSix Inc.	17,543	416
*	LSB Industries Inc.	36,066	354
	Olympic Steel Inc.	6,636	346
	Radius Recycling Inc.	17,853	305
	Innospec Inc.	2,023	265
*	Rayonier Advanced Materials Inc.	42,814	242
*	Northwest Pipe Co.	6,614	235
*	Intrepid Potash Inc.	7,112	191
	American Vanguard Corp.	15,348	133
*	i-80 Gold Corp.	121,986	133
	Caledonia Mining Corp. plc	11,549	121
*	Piedmont Lithium Inc.	8,268	108
*,1	Energy Fuels Inc.	14,654	103
	Tredegar Corp.	18,571	101
*	GrafTech International Ltd.	58,154	96
*	Origin Materials Inc.	77,983	90
	FutureFuel Corp.	17,548	75
*	Contango ORE Inc.	2,740	66
	Kaiser Aluminum Corp.	618	60
*	Glatfelter Corp.	29,299	47
*	Dakota Gold Corp.	12,810	38
	Valhi Inc.	1,667	32
*,1	5e Advanced Materials Inc.	3,870	6
			41,954
Consumer Discretionary (13.4%)
	Meritage Homes Corp.	24,638	4,345
*	Taylor Morrison Home Corp.	70,126	4,055
*	Carvana Co.	39,098	3,909
*	Asbury Automotive Group Inc.	14,025	3,297
	KB Home	46,088	3,254
	Signet Jewelers Ltd.	29,546	3,235
*	Light & Wonder Inc.	32,468	3,100
	Group 1 Automotive Inc.	9,245	2,875
*	Abercrombie & Fitch Co. Class A	15,931	2,754
*	Tri Pointe Homes Inc.	65,115	2,522

Vanguard® Russell 2000 Value Index Fund
		Shares	Market Value ($000)
*	Goodyear Tire & Rubber Co.	190,684	2,347
*	M/I Homes Inc.	18,222	2,276
	American Eagle Outfitters Inc.	95,823	2,105
*	SkyWest Inc.	27,397	2,046
	TEGNA Inc.	133,780	1,995
	Rush Enterprises Inc. Class A	42,091	1,900
	Graham Holdings Co. Class B	2,353	1,770
*	Adient plc	62,007	1,751
	Strategic Education Inc.	15,312	1,737
*	Helen of Troy Ltd.	16,061	1,717
*	Adtalem Global Education Inc.	26,482	1,705
	Century Communities Inc.	19,305	1,630
	Foot Locker Inc.	55,438	1,537
*	Topgolf Callaway Brands Corp.	97,291	1,523
	MillerKnoll Inc.	49,904	1,376
*	Vista Outdoor Inc.	39,149	1,365
	HNI Corp.	28,333	1,333
*	Central Garden & Pet Co. Class A	35,074	1,310
*	JetBlue Airways Corp.	227,152	1,270
*	LGI Homes Inc.	13,003	1,248
*	OPENLANE Inc.	72,123	1,244
	Dana Inc.	87,952	1,237
*	Urban Outfitters Inc.	28,620	1,194
	Winnebago Industries Inc.	19,199	1,191
	Worthington Enterprises Inc.	20,868	1,190
	LCI Industries	10,495	1,153
*	Skyline Champion Corp.	16,121	1,122
	La-Z-Boy Inc.	29,304	1,099
*	Knowles Corp.	60,255	1,056
	Perdoceo Education Corp.	44,218	995
	PROG Holdings Inc.	24,340	920
	John Wiley & Sons Inc. Class A	24,328	887
	Steelcase Inc. Class A	62,656	856
*	ODP Corp.	21,550	844
*	G-III Apparel Group Ltd.	27,945	840
	Caleres Inc.	23,072	800
	Red Rock Resorts Inc. Class A	14,802	759
*	National Vision Holdings Inc.	49,274	744
	Winmark Corp.	1,939	690
*	Sphere Entertainment Co.	18,002	657
*	Green Brick Partners Inc.	11,899	650
	Scholastic Corp.	17,438	633
	Interface Inc.	38,971	628
*	Leslie's Inc.	109,527	626
*	American Axle & Manufacturing Holdings Inc.	77,756	594
*	Beazer Homes USA Inc.	19,803	569
	Sonic Automotive Inc. Class A	9,897	561
*	Sabre Corp.	167,593	525
	Smith & Wesson Brands Inc.	30,904	518
	Allegiant Travel Co.	9,539	507
	A-Mark Precious Metals Inc.	12,723	483
	Monro Inc.	20,289	480
*	Hovnanian Enterprises Inc. Class A	3,290	473
*	Hawaiian Holdings Inc.	34,384	470
*	Beyond Inc.	30,517	462
	Shoe Carnival Inc.	12,240	462
	Ethan Allen Interiors Inc.	15,408	449
*	Thryv Holdings Inc.	20,818	439
	PriceSmart Inc.	5,116	430
	Standard Motor Products Inc.	13,819	424
	Krispy Kreme Inc.	39,955	418
*	MarineMax Inc.	14,645	417
	Matthews International Corp. Class A	14,661	415
*	Hanesbrands Inc.	78,945	404
*	Sweetgreen Inc. Class A	13,081	402
	Guess? Inc.	17,009	396
*	Stagwell Inc.	56,855	394
*	Gannett Co. Inc.	96,909	364
*	Clear Channel Outdoor Holdings Inc.	251,820	363
*	AMC Networks Inc. Class A	20,770	360

Vanguard® Russell 2000 Value Index Fund
		Shares	Market Value ($000)
*	Clean Energy Fuels Corp.	113,879	356
*	Life Time Group Holdings Inc.	20,691	347
*	Universal Technical Institute Inc.	21,830	345
	Gray Television Inc.	53,032	331
*	Daily Journal Corp.	758	287
*	Selectquote Inc.	92,154	287
	Designer Brands Inc. Class A	28,292	284
	Haverty Furniture Cos. Inc.	9,834	279
*	Dream Finders Homes Inc. Class A	9,673	275
	Sinclair Inc.	19,343	275
*	Central Garden & Pet Co.	6,313	274
	Movado Group Inc.	10,315	273
	Oxford Industries Inc.	2,454	272
[1]	Spirit Airlines Inc.	73,694	269
*	Six Flags Entertainment Corp.	10,380	264
*	America's Car-Mart Inc.	3,938	237
*	Stoneridge Inc.	14,490	230
	Papa John's International Inc.	4,865	226
	Laureate Education Inc.	13,763	216
*	Boston Omaha Corp. Class A	14,726	215
*	Cardlytics Inc.	24,543	215
	Rush Enterprises Inc. Class B	5,052	214
*	Cinemark Holdings Inc.	12,318	213
*	Genesco Inc.	7,406	211
*	Eastman Kodak Co.	37,861	202
*	Lions Gate Entertainment Corp. Class B	26,181	202
*	Malibu Boats Inc. Class A	5,220	201
*	Zumiez Inc.	10,708	201
*	OneWater Marine Inc. Class A	7,749	200
*	El Pollo Loco Holdings Inc.	18,652	199
*	BJ's Restaurants Inc.	5,661	198
*	Lincoln Educational Services Corp.	15,886	186
*	Turtle Beach Corp.	10,923	181
	Marcus Corp.	16,286	173
	Aaron's Co. Inc.	20,253	172
*	First Watch Restaurant Group Inc.	8,719	172
	Rocky Brands Inc.	4,374	171
*	1-800-Flowers.com Inc. Class A	17,500	169
*	Legacy Housing Corp.	7,270	169
*	Brinker International Inc.	2,385	168
*	Lindblad Expeditions Holdings Inc.	21,327	165
*	AMMO Inc.	60,062	162
*	Everi Holdings Inc.	20,074	145
*	Lands' End Inc.	10,064	144
*	Vera Bradley Inc.	17,362	142
*	Sun Country Airlines Holdings Inc.	13,400	142
*	Madison Square Garden Entertainment Corp.	3,886	138
*	Landsea Homes Corp.	13,798	137
*	Playstudios Inc.	60,527	137
*	Snap One Holdings Corp.	12,671	136
*	Holley Inc.	35,492	136
*	Destination XL Group Inc.	37,627	134
	Johnson Outdoors Inc. Class A	3,645	133
	Clarus Corp.	18,846	132
*	GoPro Inc. Class A	84,600	129
*	Tile Shop Holdings Inc.	19,064	126
	Hooker Furnishings Corp.	7,179	125
*	Liquidity Services Inc.	6,359	125
*	Outbrain Inc.	26,952	124
*	BARK Inc.	93,788	122
	Weyco Group Inc.	3,935	120
*	Savers Value Village Inc.	8,665	117
	Hibbett Inc.	1,336	116
*	Bally's Corp.	9,579	116
	J Jill Inc.	3,238	109
*	Reservoir Media Inc.	13,401	108
*	Biglari Holdings Inc. Class B	520	103
*	Cooper-Standard Holdings Inc.	7,778	103
*	Lions Gate Entertainment Corp. Class A	12,207	101
*	Sleep Number Corp.	6,676	101

Vanguard® Russell 2000 Value Index Fund
		Shares	Market Value ($000)
*	Latham Group Inc.	25,945	100
*,1	Children's Place Inc.	8,004	98
*	Arlo Technologies Inc.	6,821	97
*	Sportsman's Warehouse Holdings Inc.	25,005	95
*	SES AI Corp.	75,757	95
*	JAKKS Pacific Inc.	4,950	92
	Escalade Inc.	6,315	87
*	Tilly's Inc. Class A	14,671	85
*	ContextLogic Inc. Class A	15,055	82
*	ThredUP Inc. Class A	40,223	81
*	Stitch Fix Inc. Class A	31,155	77
	Wolverine World Wide Inc.	5,644	77
	Cato Corp. Class A	12,317	74
	Upbound Group Inc.	2,228	73
*	Funko Inc. Class A	7,919	72
*	Big Lots Inc.	19,739	69
*	United Parks & Resorts Inc.	1,303	68
*	Traeger Inc.	25,475	66
*	Vizio Holding Corp. Class A	6,060	65
*	iHeartMedia Inc. Class A	69,667	64
	Global Industrial Co.	1,856	64
*	Denny's Corp.	8,429	62
*	WW International Inc.	35,898	60
*	Emerald Holding Inc.	10,092	58
*	EW Scripps Co. Class A	21,075	57
*	Blink Charging Co.	17,901	56
*	Chuy's Holdings Inc.	1,989	53
*,1	Vuzix Corp.	39,126	52
*	Figs Inc. Class A	9,864	52
	Build-A-Bear Workshop Inc.	1,878	51
*	Sally Beauty Holdings Inc.	4,084	50
	Big 5 Sporting Goods Corp.	13,959	48
*	Purple Innovation Inc.	36,912	46
	NL Industries Inc.	5,904	43
	Dine Brands Global Inc.	1,031	41
*	Fossil Group Inc.	34,528	41
*	Allbirds Inc. Class A	69,032	41
	Sturm Ruger & Co. Inc.	909	40
*	Rent the Runway Inc. Class A	1,650	40
*	Chegg Inc.	9,988	38
*	Duluth Holdings Inc. Class B	9,263	37
*	VOXX International Corp.	8,287	31
	Climb Global Solutions Inc.	516	30
	CompX International Inc.	1,066	26
	Bowlero Corp. Class A	1,927	24
*	Lazydays Holdings Inc.	5,883	21
*	Xponential Fitness Inc. Class A	2,306	21
*	United Homes Group Inc.	3,823	21
*	iRobot Corp.	1,881	18
*	European Wax Center Inc. Class A	1,624	18
	Nathan's Famous Inc.	223	16
*	2U Inc.	54,559	15
*	Full House Resorts Inc.	3,080	15
*	Urban One Inc.	8,534	14
*	Urban One Inc. (XNCM)	5,521	12
*	Mondee Holdings Inc.	4,685	10
*	Solo Brands Inc. Class A	3,999	8
*	Century Casinos Inc.	2,637	7
			117,222
Consumer Staples (2.1%)
*	BellRing Brands Inc.	65,455	3,807
	Primo Water Corp.	91,227	2,058
	Edgewell Personal Care Co.	33,772	1,303
	Andersons Inc.	21,750	1,138
*	TreeHouse Foods Inc.	30,121	1,094
	Vector Group Ltd.	81,561	895
	Universal Corp.	16,322	783
	Weis Markets Inc.	11,112	728
	Ingles Markets Inc. Class A	9,604	702

Vanguard® Russell 2000 Value Index Fund
		Shares	Market Value ($000)
	Fresh Del Monte Produce Inc.	23,048	538
	B&G Foods Inc.	52,942	505
*	United Natural Foods Inc.	39,979	480
*	Hain Celestial Group Inc.	60,048	460
	SpartanNash Co.	23,297	458
	Nu Skin Enterprises Inc. Class A	33,503	447
*	Mission Produce Inc.	27,929	331
	ACCO Brands Corp.	62,160	316
	Dole plc	20,821	258
*	Duckhorn Portfolio Inc.	29,756	240
	Limoneira Co.	11,762	235
	Oil-Dri Corp. of America	2,439	204
*	Seneca Foods Corp. Class A	3,379	200
*	Herbalife Ltd.	17,699	182
	Village Super Market Inc. Class A	5,923	180
	Natural Grocers by Vitamin Cottage Inc.	6,287	136
*	Nature's Sunshine Products Inc.	8,853	136
	Alico Inc.	4,731	127
	Cal-Maine Foods Inc.	1,726	106
*	GrowGeneration Corp.	39,348	100
*	HF Foods Group Inc.	26,288	93
*	Waldencast plc Class A	18,518	79
	PetMed Express Inc.	14,167	60
*,1	Forafric Global plc	3,829	43
*	Benson Hill Inc.	126,187	24
*	SunOpta Inc.	3,544	21
*	Brookfield Realty Capital Corp. Class A	2,133	12
*	Zevia PBC Class A	7,787	7
			18,486
Energy (10.3%)
	Chord Energy Corp.	28,330	5,253
	Permian resources Corp.	302,310	4,955
	Murphy Oil Corp.	98,365	4,209
	Civitas Resources Inc.	54,720	4,025
	Matador Resources Co.	63,089	4,003
	SM Energy Co.	78,405	3,954
	PBF Energy Inc. Class A	74,668	3,459
	Equitrans Midstream Corp.	209,968	2,998
	Arcosa Inc.	32,803	2,884
*	CNX Resources Corp.	106,129	2,791
	Liberty Energy Inc.	104,620	2,583
	Helmerich & Payne Inc.	65,830	2,505
	Patterson-UTI Energy Inc.	225,405	2,484
	Warrior Met Coal Inc.	35,026	2,397
	Alpha Metallurgical Resources Inc.	7,264	2,291
	California Resources Corp.	47,088	2,230
*	CONSOL Energy Inc.	20,700	2,146
	Arch Resources Inc.	12,178	2,118
	Peabody Energy Corp.	76,413	1,894
	Golar LNG Ltd.	62,771	1,650
*	Seadrill Ltd.	31,706	1,645
	Archrock Inc.	77,118	1,561
*	Gulfport Energy Corp.	7,411	1,199
*	Talos Energy Inc.	94,147	1,131
*	Helix Energy Solutions Group Inc.	97,383	1,121
	Delek US Holdings Inc.	42,991	1,095
	World Kinect Corp.	40,365	1,063
*	Diamond Offshore Drilling Inc.	69,411	1,054
*	DNOW Inc.	71,893	1,049
	Kinetik Holdings Inc.	22,028	903
*	Expro Group Holdings NV	37,725	828
*	Vital Energy Inc.	15,874	775
	Comstock Resources Inc.	62,791	735
	Sitio Royalties Corp. Class A	30,897	724
*	Par Pacific Holdings Inc.	23,048	626
*	ProPetro Holding Corp.	64,065	614
	Noble Corp. plc	13,049	606
	SunCoke Energy Inc.	56,635	598
	Select Water Solutions Inc.	54,293	593

Vanguard® Russell 2000 Value Index Fund
		Shares	Market Value ($000)
*	Bristow Group Inc.	16,032	576
*	Green Plains Inc.	33,231	571
*	SilverBow Resources Inc.	14,242	558
*	MRC Global Inc.	37,427	497
*	Dril-Quip Inc.	22,881	443
*	Newpark Resources Inc.	51,243	435
	Vitesse Energy Inc.	16,838	430
*	Centrus Energy Corp. Class A	8,247	409
	VAALCO Energy Inc.	63,708	406
	Core Laboratories Inc.	21,441	402
	Crescent Energy Co. Class A	31,512	397
	RPC Inc.	57,215	391
*	REX American Resources Corp.	7,768	388
	Berry Corp.	50,683	353
	SandRidge Energy Inc.	21,489	300
	Northern Oil & Gas Inc.	7,069	289
*,1	FuelCell Energy Inc.	306,416	275
	Atlas Energy Solutions Inc.	9,918	240
	Ramaco Resources Inc. Class A	15,731	223
*	SEACOR Marine Holdings Inc.	16,217	213
	Magnolia Oil & Gas Corp. Class A	7,733	201
	Kodiak Gas Services Inc.	7,266	200
*,1	Tellurian Inc.	372,861	192
*	Oil States International Inc.	42,502	190
*	Solid Power Inc.	103,775	184
	Solaris Oilfield Infrastructure Inc. Class A	18,010	165
*	Amplify Energy Corp.	24,278	153
*	Ring Energy Inc.	83,789	150
	Granite Ridge Resources Inc.	22,745	149
*	Hallador Energy Co.	15,403	138
*	ProFrac Holding Corp. Class A	13,316	128
*,1	Stem Inc.	94,291	125
*,1	EVgo Inc.	59,243	120
*	DMC Global Inc.	9,026	117
*	Forum Energy Technologies Inc.	6,382	116
*	Gevo Inc.	155,438	106
	Ranger Energy Services Inc.	9,775	103
	NACCO Industries Inc. Class A	2,795	93
*,1	Energy Vault Holdings Inc.	64,761	85
*	Mammoth Energy Services Inc.	17,372	64
*	PrimeEnergy Resources Corp.	489	56
	CVR Energy Inc.	1,710	48
*,1	ESS Tech Inc.	59,681	44
*	Nabors Industries Ltd. (XNYS)	564	42
*	KLX Energy Services Holdings Inc.	7,363	38
	Ramaco Resources Inc. Class B	2,210	24
	HighPeak Energy Inc.	1,253	20
*,1	Maxeon Solar Technologies Ltd.	7,193	14
*	Verde Clean Fuels Inc.	508	2
			89,612
Financials (24.4%)
	Jackson Financial Inc. Class A	54,037	4,107
	Essent Group Ltd.	70,875	4,019
	SouthState Corp.	51,514	3,983
	Old National Bancorp	213,132	3,642
*	Mr Cooper Group Inc.	43,639	3,639
	Cadence Bank	123,342	3,521
	Radian Group Inc.	103,974	3,248
	Home BancShares Inc.	127,759	3,005
	United Bankshares Inc.	88,555	2,873
	Glacier Bancorp Inc.	75,577	2,825
	Hancock Whitney Corp.	58,717	2,744
*	Enstar Group Ltd.	8,080	2,530
	UMB Financial Corp.	29,983	2,472
	Ameris Bancorp	44,717	2,234
	Associated Banc-Corp.	102,302	2,191
	CNO Financial Group Inc.	75,800	2,175
	Valley National Bancorp	292,981	2,089
	Walker & Dunlop Inc.	21,624	2,076

Vanguard® Russell 2000 Value Index Fund
		Shares	Market Value ($000)
	International Bancshares Corp.	36,352	2,066
[1]	Blackstone Mortgage Trust Inc. Class A	116,895	2,039
	United Community Banks Inc.	78,250	2,008
*	Oscar Health Inc. Class A	100,413	2,004
	Atlantic Union Bankshares Corp.	60,244	1,966
	Fulton Financial Corp.	115,006	1,937
*	Texas Capital Bancshares Inc.	31,953	1,926
*	Genworth Financial Inc. Class A	304,763	1,917
	First BanCorp (XNYS)	102,997	1,826
	WSFS Financial Corp.	40,861	1,800
*	Axos Financial Inc.	32,635	1,758
	Cathay General Bancorp	46,984	1,731
[1]	Arbor Realty Trust Inc.	124,720	1,706
*	NMI Holdings Inc. Class A	49,600	1,646
	Community Bank System Inc.	36,065	1,640
	Bank of Hawaii Corp.	26,490	1,530
	Independent Bank Corp. (XNGS)	29,852	1,516
	CVB Financial Corp.	90,142	1,491
	First Interstate BancSystem Inc. Class A	55,974	1,486
	PennyMac Financial Services Inc.	16,207	1,469
	Simmons First National Corp. Class A	83,768	1,456
	BankUnited Inc.	50,220	1,441
	Pacific Premier Bancorp Inc.	64,533	1,435
	Eastern Bankshares Inc.	104,598	1,433
	First Financial Bancorp	63,770	1,422
	ServisFirst Bancshares Inc.	22,794	1,409
	Seacoast Banking Corp. of Florida	57,193	1,354
	Park National Corp.	9,707	1,334
	First Merchants Corp.	40,016	1,323
	Banc of California Inc.	93,240	1,292
	Towne Bank	47,527	1,292
	WaFd Inc.	45,849	1,284
	Hamilton Lane Inc. Class A	10,088	1,266
	Heartland Financial USA Inc.	28,551	1,255
	Provident Financial Services Inc.	85,021	1,224
*	StoneX Group Inc.	16,300	1,224
	Trustmark Corp.	41,187	1,201
*	Enova International Inc.	19,203	1,184
	OFG Bancorp	31,177	1,159
	Stewart Information Services Corp.	18,067	1,144
	Independent Bank Group Inc.	24,578	1,132
	Renasant Corp.	37,244	1,122
*	Triumph Financial Inc.	15,042	1,118
	BancFirst Corp.	12,812	1,104
	BGC Group Inc. Class A	126,430	1,096
	Banner Corp.	23,198	1,086
	WesBanco Inc.	38,883	1,073
	Moelis & Co. Class A	18,706	1,059
	NBT Bancorp Inc.	28,192	1,048
	Bank of NT Butterfield & Son Ltd.	30,481	1,038
	Mercury General Corp.	18,159	1,014
	Lakeland Financial Corp.	15,694	973
	Compass Diversified Holdings	42,773	973
	Apollo Commercial Real Estate Finance Inc.	95,658	966
	Hilltop Holdings Inc.	31,577	966
	Horace Mann Educators Corp.	27,838	951
	Enterprise Financial Services Corp.	24,511	948
	Northwest Bancshares Inc.	86,463	947
	City Holding Co.	9,080	928
	First Commonwealth Financial Corp.	68,549	926
	Virtus Investment Partners Inc.	4,044	924
	National Bank Holdings Corp. Class A	24,838	906
	Nelnet Inc. Class A	8,719	904
	Two Harbors Investment Corp.	70,226	902
	Federal Agricultural Mortgage Corp. Class C	5,147	899
	Ready Capital Corp.	107,876	895
	FB Financial Corp.	23,988	888
*	Customers Bancorp Inc.	19,416	880
	Ladder Capital Corp.	76,755	858
	First Bancorp/Southern Pines NC	26,951	850

Vanguard® Russell 2000 Value Index Fund
		Shares	Market Value ($000)
	Navient Corp.	56,255	848
	S&T Bancorp Inc.	25,784	823
	Hope Bancorp Inc.	77,804	819
*	Cannae Holdings Inc.	44,861	816
	PennyMac Mortgage Investment Trust	58,933	806
	TriCo Bancshares	21,061	802
	First Busey Corp.	35,155	795
	Live Oak Bancshares Inc.	22,678	782
	National Western Life Group Inc. Class A	1,548	759
	Safety Insurance Group Inc.	9,674	748
	MFA Financial Inc. REIT	68,833	736
	Employers Holdings Inc.	17,344	732
	Veritex Holdings Inc.	35,360	721
	Franklin BSP Realty Trust Inc. REIT	56,444	719
	Nicolet Bankshares Inc.	8,901	717
	Stellar Bancorp Inc.	31,291	707
*	Encore Capital Group Inc.	15,816	700
	Sandy Spring Bancorp Inc.	29,501	691
	Peoples Bancorp Inc.	23,637	689
*	LendingClub Corp.	73,030	651
	Berkshire Hills Bancorp Inc.	29,250	650
	ARMOUR Residential REIT Inc.	33,412	646
	Preferred Bank	8,627	645
	Pathward Financial Inc.	11,788	628
	QCR Holdings Inc.	11,089	628
	Enact Holdings Inc.	20,164	619
	Ellington Financial Inc.	50,952	618
	Origin Bancorp Inc.	19,631	614
	Chimera Investment Corp.	51,404	612
	German American Bancorp Inc.	18,939	599
	Westamerica BanCorp	12,229	597
	OceanFirst Financial Corp.	39,141	589
	1st Source Corp.	11,210	576
*	SiriusPoint Ltd.	43,343	570
	Redwood Trust Inc.	89,306	566
*	PRA Group Inc.	26,037	562
	Banco Latinoamericano de Comercio Exterior SA Class E	18,591	558
*	Skyward Specialty Insurance Group Inc.	14,532	542
*	Ambac Financial Group Inc.	29,889	530
	First Bancshares Inc.	20,820	528
	Brightspire Capital Inc.	86,555	524
	Southside Bancshares Inc.	19,504	523
	Fidelis Insurance Holdings Ltd.	30,941	513
	Bank First Corp.	6,276	512
	Brookline Bancorp Inc.	58,710	508
	Artisan Partners Asset Management Inc. Class A	11,440	504
*	ProAssurance Corp.	34,813	500
	Claros Mortgage Trust Inc.	61,042	482
	First Mid Bancshares Inc.	15,149	481
	F&G Annuities & Life Inc.	11,870	480
	Dynex Capital Inc.	38,251	469
	Premier Financial Corp.	23,796	469
*	Lemonade Inc.	28,336	468
	ConnectOne Bancorp Inc.	24,636	459
	Community Trust Bancorp Inc.	10,468	441
	Tompkins Financial Corp.	9,311	437
	Capitol Federal Financial Inc.	84,186	435
	Dime Community Bancshares Inc.	23,499	434
	Merchants Bancorp	10,675	428
	Piper Sandler Cos.	2,023	428
	Univest Financial Corp.	19,519	426
	Heritage Financial Corp.	23,313	423
	Old Second Bancorp Inc.	29,181	422
	Burke & Herbert Financial Services Corp.	8,114	406
	Mercantile Bank Corp.	10,565	405
	First Community Bankshares Inc.	11,582	402
	TPG RE Finance Trust Inc.	46,401	398
*	CrossFirst Bankshares Inc.	30,420	398
*	Riot Platforms Inc.	40,252	392
	Byline Bancorp Inc.	16,698	386

Vanguard® Russell 2000 Value Index Fund
		Shares	Market Value ($000)
	Amerant Bancorp Inc.	17,349	382
	KKR Real Estate Finance Trust Inc.	39,578	374
	New York Mortgage Trust Inc.	61,136	364
	Central Pacific Financial Corp.	17,876	363
	Eagle Bancorp Inc.	19,809	357
	Horizon Bancorp Inc.	28,983	354
	TrustCo Bank Corp. NY	12,535	348
	Business First Bancshares Inc.	16,162	347
	Cambridge Bancorp	5,118	343
	Independent Bank Corp.	13,438	337
	Equity Bancshares Inc. Class A	9,847	332
*	World Acceptance Corp.	2,542	327
	Heritage Commerce Corp.	39,798	324
	Hanmi Financial Corp.	20,471	323
	Midland States Bancorp Inc.	14,033	319
	United Fire Group Inc.	14,126	314
	Invesco Mortgage Capital Inc. REIT	33,847	314
	Great Southern Bancorp Inc.	5,970	313
	Camden National Corp.	9,617	312
	Metrocity Bankshares Inc.	12,321	304
	Brightsphere Investment Group Inc.	13,562	301
	Amalgamated Financial Corp.	11,889	301
	Farmers National Banc Corp.	24,562	300
	Republic Bancorp Inc. Class A	5,748	298
	Washington Trust Bancorp Inc.	11,364	298
[1]	Orchid Island Capital Inc.	34,848	296
	HarborOne Bancorp Inc.	27,539	287
	First Financial Corp.	7,724	286
	AMERISAFE Inc.	6,259	274
	CNB Financial Corp.	13,842	269
	Southern Missouri Bancorp Inc.	6,391	269
*	Metropolitan Bank Holding Corp.	6,350	267
	Bar Harbor Bankshares	10,070	265
	Northeast Bank	4,533	252
	Universal Insurance Holdings Inc.	12,767	252
	Macatawa Bank Corp.	17,754	250
	Arrow Financial Corp.	9,924	249
	SmartFinancial Inc.	10,699	248
	Peapack-Gladstone Financial Corp.	11,344	246
	Northfield Bancorp Inc.	27,196	241
	Flushing Financial Corp.	18,618	237
*	LendingTree Inc.	5,440	234
	Alerus Financial Corp.	12,064	233
*	Greenlight Capital Re Ltd. Class A	17,447	232
	Shore Bancshares Inc.	20,054	227
	South Plains Financial Inc.	7,916	215
	NewtekOne Inc.	15,649	215
	HomeTrust Bancshares Inc.	7,734	214
	Kearny Financial Corp.	37,650	213
	Northrim BanCorp Inc.	3,635	212
	MidWestOne Financial Group Inc.	9,607	206
	Tiptree Inc.	11,709	205
	Mid Penn Bancorp Inc.	9,593	205
	First Foundation Inc.	34,366	203
	RBB Bancorp	10,982	202
*	Carter Bankshares Inc.	15,280	195
	James River Group Holdings Ltd.	24,850	194
	Sierra Bancorp	9,073	191
	West BanCorp Inc.	10,950	190
	Farmers & Merchants Bancorp Inc.	8,560	189
	Financial Institutions Inc.	10,252	181
	Peoples Financial Services Corp.	4,631	181
	First Business Financial Services Inc.	5,303	180
	Orrstown Financial Services Inc.	6,908	180
	ACNB Corp.	5,605	177
	Citizens & Northern Corp.	10,067	176
	Home Bancorp Inc.	4,842	175
	HBT Financial Inc.	8,955	175
	Chicago Atlantic Real Estate Finance Inc.	11,088	174
	MBIA Inc.	30,643	173

Vanguard® Russell 2000 Value Index Fund
		Shares	Market Value ($000)
*	Columbia Financial Inc.	11,822	171
	Hingham Institution for Savings	998	171
*	Third Coast Bancshares Inc.	8,039	170
	Orange County Bancorp Inc.	3,425	168
	First Bank	13,758	167
	Bank of Marin Bancorp	10,578	163
	Enterprise Bancorp Inc.	6,453	162
	Guaranty Bancshares Inc.	5,512	161
	Capital City Bank Group Inc.	5,812	158
	First Bancorp Inc. (XNGS)	6,557	158
*	American Coastal Insurance Corp. Class C	13,397	158
*	Bridgewater Bancshares Inc.	13,756	155
	Civista Bancshares Inc.	10,378	149
	Red River Bancshares Inc.	3,236	148
	Community West Bancshares	8,427	146
	Fidelity D&D Bancorp Inc.	3,143	145
	John Marshall Bancorp Inc.	8,344	144
*	Hamilton Insurance Group Ltd. Class B	8,370	144
	First of Long Island Corp.	14,341	143
	Primis Financial Corp.	13,650	143
	Northeast Community Bancorp Inc.	8,396	143
	Waterstone Financial Inc.	11,759	142
*	Southern First Bancshares Inc.	5,171	142
*	Blue Foundry Bancorp	15,104	139
	Donegal Group Inc. Class A	10,435	138
	BayCom Corp.	6,790	137
	Codorus Valley Bancorp Inc.	6,228	137
	Regional Management Corp.	4,898	135
	Colony Bankcorp Inc.	11,143	135
	Unity Bancorp Inc.	4,746	133
	Southern States Bancshares Inc.	5,030	133
	MVB Financial Corp.	7,065	132
	AFC Gamma Inc.	11,024	130
	Investors Title Co.	701	129
*	Maiden Holdings Ltd.	60,607	129
	Capital Bancorp Inc.	6,408	129
*	Hippo Holdings Inc.	7,331	129
	National Bankshares Inc.	4,094	126
	Norwood Financial Corp.	4,821	122
	Timberland Bancorp Inc.	4,943	122
	ChoiceOne Financial Services Inc.	4,924	122
*	Ponce Financial Group Inc.	12,982	121
	FS Bancorp Inc.	3,592	118
	Ames National Corp.	5,747	118
*	FVCBankcorp Inc.	10,598	117
	LCNB Corp.	8,231	116
	Plumas Bancorp	3,331	116
*	Forge Global Holdings Inc.	73,136	116
	Parke Bancorp Inc.	7,025	114
	NexPoint Diversified Real Estate Trust	20,780	114
	HomeStreet Inc.	12,135	111
	Middlefield Banc Corp.	5,204	110
	Five Star Bancorp	4,820	110
	PCB Bancorp	7,181	109
	Princeton Bancorp Inc.	3,577	109
	Granite Point Mortgage Trust Inc.	34,283	108
*	Velocity Financial Inc.	5,773	107
	Oak Valley Bancorp	4,506	107
*	Ocwen Financial Corp.	4,307	106
	Angel Oak Mortgage REIT Inc.	8,519	106
	Stock Yards Bancorp Inc.	2,244	105
	Chemung Financial Corp.	2,397	104
	Bankwell Financial Group Inc.	4,133	102
	BCB Bancorp Inc.	10,102	101
	ESSA Bancorp Inc.	5,893	101
	Evans Bancorp Inc.	3,714	98
	Penns Woods Bancorp Inc.	4,874	97
	Victory Capital Holdings Inc. Class A	1,856	97
	Virginia National Bankshares Corp.	3,332	97
*	First Western Financial Inc.	5,680	96

Vanguard® Russell 2000 Value Index Fund
		Shares	Market Value ($000)
	C&F Financial Corp.	2,107	93
	Citizens Financial Services Inc.	2,180	91
	First Community Corp.	5,213	87
	USCB Financial Holdings Inc.	7,054	85
	Nexpoint Real Estate Finance Inc.	5,878	84
*	NI Holdings Inc.	5,350	83
	MainStreet Bancshares Inc.	4,711	80
*	Pioneer Bancorp Inc.	7,818	78
*	eHealth Inc.	12,757	76
*	Sterling Bancorp Inc.	14,978	75
	Greene County Bancorp Inc.	2,399	75
	Bank7 Corp.	2,345	71
*	Security National Financial Corp. Class A	8,138	65
*	Consumer Portfolio Services Inc.	6,028	50
*	SWK Holdings Corp.	2,520	43
*	Open Lending Corp. Class A	5,746	37
*	Blue Ridge Bankshares Inc.	12,770	37
*,1	Bakkt Holdings Inc.	2,037	36
	GCM Grosvenor Inc. Class A	3,256	33
	MarketWise Inc.	23,831	31
*	GoHealth Inc. Class A	2,862	30
	Esquire Financial Holdings Inc.	580	27
	OppFi Inc.	7,885	25
*	Finance of America Cos. Inc. Class A	38,843	22
*	Bowhead Specialty Holdings Inc.	125	3
	Value Line Inc.	50	2
			213,474
Health Care (8.6%)
*	Integer Holdings Corp.	22,435	2,720
*	Prestige Consumer Healthcare Inc.	33,693	2,167
*	LivaNova plc	34,415	2,102
*	Neogen Corp.	147,138	1,935
*	Crinetics Pharmaceuticals Inc.	37,066	1,646
*	Twist Bioscience Corp.	39,148	1,640
*	Biohaven Ltd.	46,159	1,620
*	Iovance Biotherapeutics Inc.	160,153	1,422
*	Agios Pharmaceuticals Inc.	37,658	1,369
*	Myriad Genetics Inc.	59,543	1,355
*	Avidity Biosciences Inc.	49,919	1,341
*	Intellia Therapeutics Inc.	51,714	1,106
	Patterson Cos. Inc.	44,205	1,087
*	NeoGenomics Inc.	78,528	1,077
*	Dyne Therapeutics Inc.	32,654	1,041
*	Celldex Therapeutics Inc.	31,172	1,038
*	Veracyte Inc.	49,106	1,019
*	Kura Oncology Inc.	47,970	989
*	REVOLUTION Medicines Inc.	24,418	936
	National HealthCare Corp.	8,486	897
*	Owens & Minor Inc.	50,151	874
*	Brookdale Senior Living Inc.	126,388	848
*	Ligand Pharmaceuticals Inc.	9,674	823
*	Recursion Pharmaceuticals Inc. Class A	94,811	785
*	Apogee Therapeutics Inc.	15,280	697
*	Bridgebio Pharma Inc.	24,239	679
*	Edgewise Therapeutics Inc.	39,092	670
*	Tarsus Pharmaceuticals Inc.	19,789	652
*	ADMA Biologics Inc.	68,128	651
*	Addus HomeCare Corp.	5,567	639
*	Avanos Medical Inc.	31,422	626
*	4D Molecular Therapeutics Inc.	25,357	608
*	Deciphera Pharmaceuticals Inc.	23,493	600
*	Ideaya Biosciences Inc.	15,968	584
*	Janux Therapeutics Inc.	10,923	584
*	Innoviva Inc.	35,845	566
*	Vir Biotechnology Inc.	54,658	561
*	MiMedx Group Inc.	77,780	556
*	Arcturus Therapeutics Holdings Inc.	14,288	555
*	Amneal Pharmaceuticals Inc.	82,236	549
*	Vera Therapeutics Inc.	14,111	536

Vanguard® Russell 2000 Value Index Fund
		Shares	Market Value ($000)
*	Artivion Inc.	22,441	530
*	Nurix Therapeutics Inc.	32,427	511
*	Omnicell Inc.	15,243	497
*	CareDx Inc.	35,078	456
*	Sana Biotechnology Inc.	59,929	449
*	Xencor Inc.	18,243	433
	Embecta Corp.	34,821	431
*	Relay Therapeutics Inc.	65,039	417
*	Pediatrix Medical Group Inc.	56,524	413
*	Varex Imaging Corp.	26,730	413
*	Kiniksa Pharmaceuticals Ltd. Class A	21,700	413
*	Cullinan Therapeutics Inc.	17,443	410
*	Protagonist Therapeutics Inc.	14,248	401
*	REGENXBIO Inc.	27,559	395
*	Arcus Biosciences Inc.	25,222	380
*,1	OPKO Health Inc.	270,633	371
*	Scholar Rock Holding Corp.	39,179	368
*	Ardelyx Inc.	53,378	366
*	Alphatec Holdings Inc.	36,523	355
*,1	Enliven Therapeutics Inc.	15,671	354
*	Ironwood Pharmaceuticals Inc.	55,197	348
*	PTC Therapeutics Inc.	9,309	338
*	Community Health Systems Inc.	84,391	334
*	Orthofix Medical Inc.	23,605	324
*	Lyell Immunopharma Inc.	116,403	322
*	Quanterix Corp.	20,081	321
*	Zymeworks Inc.	37,339	317
*	Enhabit Inc.	33,796	311
*	Nuvation Bio Inc.	99,466	308
*	WaVe Life Sciences Ltd.	49,513	306
*	Geron Corp. (XNGS)	85,470	303
*	AdaptHealth Corp.	31,007	294
*	Zimvie Inc.	17,361	289
*	Theravance Biopharma Inc.	33,419	288
*	Editas Medicine Inc.	55,147	287
*	Fulgent Genetics Inc.	13,744	284
*	iTeos Therapeutics Inc.	16,577	278
*	CG oncology Inc.	8,479	276
*	Stoke Therapeutics Inc.	18,751	274
*	Altimmune Inc.	36,300	273
*	OmniAb Inc.	62,753	272
*	Cytokinetics Inc.	5,407	262
	HealthStream Inc.	9,617	262
*	KalVista Pharmaceuticals Inc.	21,722	254
*	Anika Therapeutics Inc.	9,792	251
*	MaxCyte Inc.	54,629	245
*,1	Nano-X Imaging Ltd.	28,593	239
*	Castle Biosciences Inc.	10,252	238
*	ORIC Pharmaceuticals Inc.	26,208	236
*	Taro Pharmaceutical Industries Ltd.	5,505	236
*	Savara Inc.	56,761	232
*	OraSure Technologies Inc.	48,388	229
*	Verve Therapeutics Inc.	44,025	229
*	Entrada Therapeutics Inc.	14,352	222
*	Annexon Inc.	45,501	220
*	Fate Therapeutics Inc.	56,862	209
*	Novavax Inc.	13,856	208
*	Tango Therapeutics Inc.	29,971	207
*	Longboard Pharmaceuticals Inc.	10,900	206
*	Cogent Biosciences Inc.	25,549	205
*	BioCryst Pharmaceuticals Inc.	31,199	202
*	Emergent BioSolutions Inc.	34,940	199
*	AtriCure Inc.	8,756	197
*	Vanda Pharmaceuticals Inc.	37,832	193
*	ALX Oncology Holdings Inc.	18,025	192
*	Celcuity Inc.	12,159	192
*	Atea Pharmaceuticals Inc.	51,412	189
*	LifeStance Health Group Inc.	32,514	181
	Phibro Animal Health Corp. Class A	10,058	177
*	Replimune Group Inc.	33,128	175

Vanguard® Russell 2000 Value Index Fund
		Shares	Market Value ($000)
*	Olema Pharmaceuticals Inc.	18,019	174
*	Aura Biosciences Inc.	23,682	174
*	Sutro Biopharma Inc.	40,915	173
*	Third Harmonic Bio Inc.	13,013	173
*	Agenus Inc.	10,793	169
*	Syndax Pharmaceuticals Inc.	8,689	167
*	Dynavax Technologies Corp.	13,868	166
*	AngioDynamics Inc.	25,610	162
*	HilleVax Inc.	13,372	162
*	Sharecare Inc.	196,704	160
*	Y-mAbs Therapeutics Inc.	13,139	159
*	Allogene Therapeutics Inc.	63,354	158
*	Caribou Biosciences Inc.	54,912	158
*	Inozyme Pharma Inc.	32,009	154
*	Phathom Pharmaceuticals Inc.	16,011	151
*	MannKind Corp.	31,871	149
*	Cargo Therapeutics Inc.	7,817	149
*	Nevro Corp.	15,687	147
*	ANI Pharmaceuticals Inc.	2,260	147
*	Enanta Pharmaceuticals Inc.	11,619	145
*	BrightSpring Health Services Inc.	12,817	144
*	2seventy bio Inc.	33,678	142
*	Larimar Therapeutics Inc.	17,538	140
*	Multiplan Corp.	258,419	139
*	Codexis Inc.	40,927	138
*	Nkarta Inc.	20,290	138
*	Pacific Biosciences of California Inc.	76,525	137
*	Poseida Therapeutics Inc.	45,471	136
*	Erasca Inc.	54,026	136
*	XOMA Corp.	5,119	132
*	Tenaya Therapeutics Inc.	31,163	131
*	Inogen Inc.	15,591	129
*	Surgery Partners Inc.	4,661	129
*	Liquidia Corp.	9,814	126
*	Precigen Inc.	89,316	125
*	Inari Medical Inc.	2,497	125
*	Mineralys Therapeutics Inc.	9,683	124
*	Ovid therapeutics Inc.	39,862	122
*	EyePoint Pharmaceuticals Inc.	11,423	122
*	23andMe Holding Co. Class A	216,652	118
*	MacroGenics Inc.	28,556	117
*	Beam Therapeutics Inc.	4,882	116
*	Bluebird Bio Inc.	127,656	115
*	Health Catalyst Inc.	17,172	114
*	Organogenesis Holdings Inc.	41,397	114
*	Zevra Therapeutics Inc.	24,422	114
*	ARS Pharmaceuticals Inc.	12,771	113
*	Acelyrin Inc.	26,372	109
*	Arbutus Biopharma Corp.	31,198	105
*,1	ImmunityBio Inc.	16,111	103
*	Quantum-Si Inc.	67,921	103
*	Rocket Pharmaceuticals Inc.	4,801	102
*	Generation Bio Co.	31,264	99
*	TruBridge Inc.	10,416	98
*	Tyra Biosciences Inc.	6,010	98
*,1	Butterfly Network Inc.	97,758	97
*	Design Therapeutics Inc.	23,096	94
*	908 Devices Inc.	14,739	93
*	Nautilus Biotechnology Inc.	33,570	92
*,1	Pulse Biosciences Inc.	7,846	91
*	Morphic Holding Inc.	2,980	91
*	Monte Rosa Therapeutics Inc.	21,142	87
*	ProKidney Corp.	24,745	86
*,1	Omeros Corp.	24,863	84
*	Viridian Therapeutics Inc.	6,967	83
*	PepGen Inc.	5,104	83
*	Compass Therapeutics Inc.	56,328	79
*	Trevi Therapeutics Inc.	29,949	77
*	Adaptive Biotechnologies Corp.	21,414	74
*	FibroGen Inc.	61,627	74

Vanguard® Russell 2000 Value Index Fund
		Shares	Market Value ($000)
*	Seer Inc.	41,191	74
*,1	IGM Biosciences Inc.	8,737	73
*	Cartesian Therapeutics Inc.	2,100	73
*	American Well Corp. Class A	165,545	71
*	Aveanna Healthcare Holdings Inc.	26,869	70
*	Kodiak Sciences Inc.	21,716	69
*	ArriVent Biopharma Inc.	3,562	69
*	PetIQ Inc.	3,231	67
*	Mersana Therapeutics Inc.	28,332	66
*	Assertio Holdings Inc.	64,688	64
*	Fennec Pharmaceuticals Inc.	9,298	63
*	Acrivon Therapeutics Inc.	8,067	62
*	Lexeo Therapeutics Inc.	3,669	61
*	Arvinas Inc.	1,809	60
*	Zura Bio Ltd.	11,465	60
*	AnaptysBio Inc.	2,427	58
*	Terns Pharmaceuticals Inc.	9,585	58
*	Lexicon Pharmaceuticals Inc.	33,624	57
*	Sangamo Therapeutics Inc.	99,931	56
*,1	Citius Pharmaceuticals Inc.	80,403	56
*	Allakos Inc.	44,237	55
*	Protalix BioTherapeutics Inc.	46,028	52
*	Neumora Therapeutics Inc.	5,289	52
*	Adicet Bio Inc.	35,319	51
*	PMV Pharmaceuticals Inc.	27,955	51
*	Day One Biopharmaceuticals Inc.	3,863	51
*	OrthoPediatrics Corp.	1,597	50
*	Century Therapeutics Inc.	16,338	49
*,2	Scilex Holding Co. (Acquired 1/6/23, Cost $525)	50,101	49
*	Gritstone bio Inc.	61,370	48
*	UroGen Pharma Ltd.	3,432	46
*	BioAtla Inc.	30,489	46
*	BioLife Solutions Inc.	2,033	44
*	Sagimet Biosciences Inc. Class A	8,344	44
*	Humacyte Inc.	5,688	43
*	X4 Pharmaceuticals Inc.	41,534	42
*	Prelude Therapeutics Inc.	9,995	39
*	Astria Therapeutics Inc.	3,982	38
	LENZ Therapeutics Inc.	2,514	38
*	Vor BioPharma Inc.	27,083	37
*	Rallybio Corp.	22,338	37
*	Vigil Neuroscience Inc.	11,757	37
*	Biote Corp. Class A	5,517	37
*	Kezar Life Sciences Inc.	51,884	36
*	Atara Biotherapeutics Inc.	61,807	35
*	Ikena Oncology Inc.	19,825	35
*	Inhibrx Biosciences Inc.	1,945	32
*	MeiraGTx Holdings plc	6,118	30
*	Allovir Inc.	38,115	29
*	Healthcare Services Group Inc.	2,555	28
*	Cabaletta Bio Inc.	2,606	27
*	Travere Therapeutics Inc.	3,594	27
*,1	Cutera Inc.	11,985	26
*	Eagle Pharmaceuticals Inc.	7,565	26
*	Sage Therapeutics Inc.	2,347	26
*	Carisma Therapeutics Inc.	19,492	26
*	Genelux Corp.	9,557	26
*	Coherus Biosciences Inc.	13,788	25
*	Seres Therapeutics Inc.	23,751	24
*	Cara Therapeutics Inc.	33,918	22
*	Rigel Pharmaceuticals Inc.	22,776	22
*	Aadi Bioscience Inc.	11,856	21
*	Rapt Therapeutics Inc.	5,043	20
*	Accolade Inc.	2,714	19
*	Heron Therapeutics Inc.	3,949	15
*	Vicarious Surgical Inc.	42,927	14
*	Disc Medicine Inc.	401	14
*	Turnstone Biologics Corp.	5,544	14
*	CorMedix Inc.	2,306	12
	Utah Medical Products Inc.	176	12

Vanguard® Russell 2000 Value Index Fund
		Shares	Market Value ($000)
*	Actinium Pharmaceuticals Inc.	1,075	9
*	Ocean Biomedical Inc.	6,344	9
*	PACS Group Inc.	302	9
*	CVRx Inc.	1,033	7
*	Accuray Inc.	3,563	6
*	Reneo Pharmaceuticals Inc.	3,806	6
*	Immuneering Corp. Class A	3,807	5
*	CareMax Inc.	1,823	5
*,3	Inhibrx Inc.	7,780	5
*	ClearPoint Neuro Inc.	643	4
*	Beyond Air Inc.	2,400	3
*	Boundless Bio Inc.	215	2
*	Contineum Therapeutics Inc. Class A	88	1
*,3	PDL BioPharma Inc.	270	—
*,3	OmniAb Inc. 12.5 Earnout	4,268	—
*,3	OmniAb Inc. 15 Earnout	4,268	—
			74,919
Industrials (15.7%)
*	Beacon Roofing Supply Inc.	38,335	3,721
*	Summit Materials Inc. Class A	80,773	3,121
	GATX Corp.	22,519	3,107
*	Itron Inc.	27,926	3,003
	Matson Inc.	23,357	2,994
	Encore Wire Corp.	10,173	2,937
*	Knife River Corp.	38,293	2,708
	Scorpio Tankers Inc.	32,300	2,651
	Moog Inc. Class A	15,574	2,639
	Zurn Elkay Water Solutions Corp.	80,174	2,510
	Korn Ferry	35,277	2,326
	Enpro Inc.	14,192	2,175
*	Alight Inc. Class A	280,696	2,175
*	ASGN Inc.	22,936	2,154
*	Resideo Technologies Inc.	99,127	2,141
*	Kratos Defense & Security Solutions Inc.	97,558	2,121
	ABM Industries Inc.	42,596	2,014
	Hub Group Inc. Class A	42,571	1,837
	Primoris Services Corp.	33,551	1,837
	International Seaways Inc.	27,512	1,772
*	Chart Industries Inc.	11,214	1,761
*	GMS Inc.	18,523	1,740
*	API Group Corp.	47,733	1,701
	AZZ Inc.	19,502	1,636
*	AAR Corp.	22,842	1,622
	UniFirst Corp.	10,159	1,611
	Granite Construction Inc.	25,715	1,602
*	Marqeta Inc. Class A	276,553	1,471
*	Mirion Technologies Inc.	135,199	1,468
*	Masterbrand Inc.	86,661	1,448
	Patrick Industries Inc.	12,565	1,440
	Trinity Industries Inc.	44,890	1,412
	Bread Financial Holdings Inc.	33,542	1,401
	Kennametal Inc.	53,910	1,388
	Werner Enterprises Inc.	36,680	1,378
	Barnes Group Inc.	33,269	1,281
*	Modine Manufacturing Co.	12,510	1,263
*	CoreCivic Inc.	77,070	1,237
*	Hillman Solutions Corp.	132,433	1,217
	Golden Ocean Group Ltd.	83,065	1,195
	Otter Tail Corp.	13,133	1,188
	Teekay Tankers Ltd. Class A	16,148	1,176
	Greenbrier Cos. Inc.	20,678	1,142
	Terex Corp.	18,959	1,131
	Powell Industries Inc.	6,258	1,126
	SFL Corp. Ltd.	77,756	1,113
	DHT Holdings Inc.	91,471	1,107
*	StoneCo. Ltd. Class A	77,270	1,069
	Greif Inc. Class A	16,311	1,059
*	Aspen Aerogels Inc.	34,483	1,032
	ArcBest Corp.	9,737	1,027

Vanguard® Russell 2000 Value Index Fund
		Shares	Market Value ($000)
	Belden Inc.	10,716	1,025
*	Blue Bird Corp.	17,587	1,003
*	JELD-WEN Holding Inc.	57,463	891
*	American Woodmark Corp.	10,153	874
	ESCO Technologies Inc.	7,337	801
	Columbus McKinnon Corp.	19,235	752
	TriMas Corp.	28,221	751
	Quanex Building Products Corp.	22,330	736
	Griffon Corp.	10,757	727
*	SPX Technologies Inc.	5,194	724
	VSE Corp.	8,823	722
*	Gibraltar Industries Inc.	9,082	685
*	Atmus Filtration Technologies Inc.	21,848	674
*	Thermon Group Holdings Inc.	19,938	673
	Deluxe Corp.	29,343	667
*	PagSeguro Digital Ltd. Class A	52,361	641
	Genco Shipping & Trading Ltd.	28,391	639
*	Tutor Perini Corp.	28,628	632
	Ardmore Shipping Corp.	28,174	631
*	Triumph Group Inc.	43,443	613
	Tennant Co.	5,932	609
*	Joby Aviation Inc.	124,674	607
	Argan Inc.	8,525	602
	Apogee Enterprises Inc.	9,228	600
*	BlueLinx Holdings Inc.	5,747	591
	REV Group Inc.	21,373	586
*	Aurora Innovation Inc.	242,732	580
	Nordic American Tankers Ltd.	138,495	573
	FTAI Infrastructure Inc.	66,507	569
*	Repay Holdings Corp.	55,761	543
*	Proto Labs Inc.	17,450	540
	First Advantage Corp.	33,322	535
*	Ducommun Inc.	9,086	529
	Costamare Inc.	31,723	508
*	CECO Environmental Corp.	20,035	502
	Astec Industries Inc.	15,276	496
	Dorian LPG Ltd.	9,528	482
*	Air Transport Services Group Inc.	35,219	475
	Kelly Services Inc. Class A	21,231	462
	Heidrick & Struggles International Inc.	13,329	457
*	DXP Enterprises Inc.	8,959	445
*	Cimpress plc	5,253	433
	Miller Industries Inc.	7,009	426
	Gorman-Rupp Co.	12,007	415
	Insteel Industries Inc.	12,590	414
*	Teekay Corp.	41,698	408
*	Conduent Inc.	115,510	404
*	Great Lakes Dredge & Dock Corp.	44,083	403
*	Paysafe Ltd.	21,802	396
*	Astronics Corp.	19,112	393
*	BrightView Holdings Inc.	27,796	384
*	V2X Inc.	7,748	373
	Ennis Inc.	17,239	363
*	ACI Worldwide Inc.	9,987	360
	Heartland Express Inc.	31,523	357
	Overseas Shipholding Group Inc. Class A	40,272	340
*,1	Archer Aviation Inc. Class A	102,401	335
	Pactiv Evergreen Inc.	26,904	333
*,1	PureCycle Technologies Inc.	60,775	315
	HB Fuller Co.	3,932	313
*	Green Dot Corp. Class A	31,191	309
*	Sterling Infrastructure Inc.	2,517	309
*	Sterling Check Corp.	19,187	295
*	Cross Country Healthcare Inc.	19,279	292
*	Donnelley Financial Solutions Inc.	4,773	291
*	Manitowoc Co. Inc.	23,414	291
*	Titan International Inc.	35,013	290
*	Limbach Holdings Inc.	5,055	289
*	Fluor Corp.	6,599	286
*	Vishay Precision Group Inc.	8,335	281

Vanguard® Russell 2000 Value Index Fund
		Shares	Market Value ($000)
*	Willdan Group Inc.	8,478	275
	Covenant Logistics Group Inc.	5,607	267
*	Titan Machinery Inc.	13,833	260
	National Presto Industries Inc.	3,469	258
*,1	Nikola Corp.	498,602	255
	Standex International Corp.	1,508	254
	Safe Bulkers Inc.	44,765	254
	Resources Connection Inc.	21,785	249
	Greif Inc. Class B	3,683	240
	Albany International Corp. Class A	2,673	235
	Luxfer Holdings plc	18,009	222
*	Hudson Technologies Inc.	24,684	220
*	TrueBlue Inc.	20,394	220
*	FARO Technologies Inc.	11,617	218
*	RXO Inc.	10,400	212
	Kronos Worldwide Inc.	14,787	210
	EnerSys	1,914	206
	Pangaea Logistics Solutions Ltd.	24,524	203
*	Advantage Solutions Inc.	58,286	201
	Universal Logistics Holdings Inc.	4,527	198
*	O-I Glass Inc.	15,422	196
[1]	Flex LNG Ltd.	6,538	188
*	Ranpak Holdings Corp.	29,261	183
*	Evolv Technologies Holdings Inc.	62,542	179
	Park Aerospace Corp.	12,522	175
*	Aersale Corp.	22,609	171
	Himalaya Shipping Ltd.	16,767	160
*	Hyliion Holdings Corp.	101,908	151
	Park-Ohio Holdings Corp.	5,719	150
*	Acacia Research Corp.	26,383	147
*	Gencor Industries Inc.	7,382	143
	Marten Transport Ltd.	7,814	138
*	Hireright Holdings Corp.	9,151	131
*	Radiant Logistics Inc.	24,315	130
	Willis Lease Finance Corp.	2,002	130
*	Mistras Group Inc.	14,519	124
*	Blade Air Mobility Inc.	40,447	122
	Preformed Line Products Co.	878	118
*	Mayville Engineering Co. Inc.	7,250	116
*,1	Desktop Metal Inc. Class A	195,436	110
*	Commercial Vehicle Group Inc.	19,139	104
	Quad/Graphics Inc.	21,565	102
*	CS Disco Inc.	16,047	94
*	Virgin Galactic Holdings Inc.	103,917	90
	Trinseo plc	23,527	90
*	AvidXchange Holdings Inc.	8,485	90
*	Core Molding Technologies Inc.	4,520	87
*	BlackSky Technology Inc.	80,083	87
*	Cantaloupe Inc.	12,026	86
*	NV5 Global Inc.	906	85
*	Atlanticus Holdings Corp.	3,062	79
	LSI Industries Inc.	4,770	76
*	DHI Group Inc.	29,475	61
*	Terran Orbital Corp.	63,943	59
*	PAM Transportation Services Inc.	3,478	58
*	Iteris Inc.	12,579	57
*,1	Microvast Holdings Inc.	147,058	55
	Barrett Business Services Inc.	368	49
	Cass Information Systems Inc.	1,147	49
*	CryoPort Inc.	4,731	49
*	Concrete Pumping Holdings Inc.	6,754	48
*	Danimer Scientific Inc.	60,880	47
*	Babcock & Wilcox Enterprises Inc.	35,304	41
*	Performant Financial Corp.	12,398	38
	Information Services Group Inc.	11,688	37
*,1	Workhorse Group Inc.	142,498	28
*	Skillsoft Corp.	2,927	28
	INNOVATE Corp.	37,312	23
*	UL Solutions Inc. Class A	559	22
*	Distribution Solutions Group Inc.	631	21

Vanguard® Russell 2000 Value Index Fund
		Shares	Market Value ($000)
	EVI Industries Inc.	696	15
*	Southland Holdings Inc.	2,600	15
	CompoSecure Inc. Class A	1,607	10
*,1	Eos Energy Enterprises Inc.	7,789	6
*	Loar Holdings Inc.	102	6
*	Centuri Holdings Inc.	207	6
*	Proficient Auto Logistics Inc.	336	5
			137,157
Other (0.0%)[4]
*,3	Aduro Biotech Inc. CVR	724	—
Real Estate (10.0%)
	Terreno Realty Corp.	60,687	3,434
	Kite Realty Group Trust	147,388	3,231
	Independence Realty Trust Inc.	153,100	2,557
	Essential Properties Realty Trust Inc.	93,908	2,515
	SL Green Realty Corp.	43,750	2,317
	PotlatchDeltic Corp.	53,476	2,285
	Sabra Health Care REIT Inc.	156,750	2,285
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	68,570	2,283
	Macerich Co.	145,988	2,207
	Phillips Edison & Co. Inc.	67,578	2,158
	Apple Hospitality REIT Inc.	146,042	2,109
	Innovative Industrial Properties Inc.	18,916	2,039
	Broadstone Net Lease Inc.	127,033	1,950
	CareTrust REIT Inc.	73,744	1,886
	COPT Defense Properties	76,253	1,881
	SITE Centers Corp.	128,768	1,857
	National Health Investors Inc.	25,447	1,682
	LXP Industrial Trust	196,559	1,671
	Douglas Emmett Inc.	109,058	1,521
*	Cushman & Wakefield plc	130,714	1,452
	Sunstone Hotel Investors Inc.	139,170	1,431
	Urban Edge Properties	77,870	1,381
*	Equity Commonwealth	69,162	1,336
	Four Corners Property Trust Inc.	54,545	1,331
	DiamondRock Hospitality Co.	142,439	1,206
*	GEO Group Inc.	81,410	1,184
	Acadia Realty Trust	68,032	1,173
	Pebblebrook Hotel Trust	81,034	1,147
	InvenTrust Properties Corp.	45,893	1,137
	Tanger Inc.	37,688	1,046
	Retail Opportunity Investments Corp.	83,094	1,040
	RLJ Lodging Trust	103,874	1,037
	Xenia Hotels & Resorts Inc.	71,530	1,036
	DigitalBridge Group Inc.	74,740	1,019
	Global Net Lease Inc.	132,040	988
	Newmark Group Inc. Class A	91,911	957
	LTC Properties Inc.	27,720	954
	Elme Communities	59,854	922
	JBG SMITH Properties	63,399	913
	Getty Realty Corp.	32,255	891
	Empire State Realty Trust Inc. Class A	89,403	852
	Alexander & Baldwin Inc.	49,070	824
	Kennedy-Wilson Holdings Inc.	80,321	821
	Veris Residential Inc.	53,572	819
	NETSTREIT Corp.	47,037	816
*	Opendoor Technologies Inc.	365,123	796
*	Apartment Investment and Management Co. Class A	98,144	774
	Easterly Government Properties Inc.	65,124	771
	Outfront Media Inc.	53,265	770
	American Assets Trust Inc.	32,787	713
	Centerspace	10,244	699
	Plymouth Industrial REIT Inc.	30,681	640
	Safehold Inc.	32,702	630
	Service Properties Trust	112,819	607
	Piedmont Office Realty Trust Inc. Class A	82,979	605
	Paramount Group Inc.	124,310	566
	Brandywine Realty Trust	114,210	527

Vanguard® Russell 2000 Value Index Fund
		Shares	Market Value ($000)
	UMH Properties Inc.	34,359	519
	Armada Hoffler Properties Inc.	45,304	514
	Uniti Group Inc.	161,881	512
	Hudson Pacific Properties Inc.	92,770	455
	Summit Hotel Properties Inc.	70,346	431
	Whitestone REIT	32,751	427
*	Forestar Group Inc.	12,338	420
	NexPoint Residential Trust Inc.	10,671	391
	Diversified Healthcare Trust	160,514	390
	Global Medical REIT Inc.	41,085	382
	Marcus & Millichap Inc.	10,152	328
	Farmland Partners Inc.	30,018	326
	Gladstone Commercial Corp.	22,026	317
	Gladstone Land Corp.	22,527	304
	Peakstone Realty Trust REIT	24,303	301
	Chatham Lodging Trust	32,435	274
*	FRP Holdings Inc.	8,892	272
*	Anywhere Real Estate Inc.	65,644	267
	CTO Realty Growth Inc.	14,874	264
	One Liberty Properties Inc.	10,967	257
*	Tejon Ranch Co.	14,105	257
	Ares Commercial Real Estate Corp.	35,847	249
	Postal Realty Trust Inc. Class A	13,738	184
	Orion Office REIT Inc.	42,086	158
	Community Healthcare Trust Inc.	5,950	140
	BRT Apartments Corp.	7,770	136
	Alpine Income Property Trust Inc.	8,441	132
	Braemar Hotels & Resorts Inc.	45,395	127
	City Office REIT Inc.	25,690	127
*	Star Holdings	9,568	123
*	Compass Inc. Class A	26,858	101
	RE/MAX Holdings Inc. Class A	12,189	99
	CBL & Associates Properties Inc.	4,498	99
*	Stratus Properties Inc.	3,694	88
	Office Properties Income Trust	32,362	74
	RMR Group Inc. Class A	2,986	70
*	Douglas Elliman Inc.	56,409	64
	Saul Centers Inc.	693	25
*	Transcontinental Realty Investors Inc.	860	25
*	American Realty Investors Inc.	1,019	14
	Clipper Realty Inc.	1,240	5
*	Maui Land & Pineapple Co. Inc.	187	4
			87,331
Technology (5.5%)
	Amkor Technology Inc.	76,133	2,481
*	Sanmina Corp.	35,371	2,424
*	Synaptics Inc.	24,557	2,301
	Vishay Intertechnology Inc.	86,196	2,037
*	Cleanspark Inc.	114,329	1,837
*	Semtech Corp.	43,163	1,679
*	Veeco Instruments Inc.	34,412	1,399
*	Ultra Clean Holdings Inc.	30,152	1,398
*	Ziff Davis Inc.	23,765	1,369
*	LiveRamp Holdings Inc.	43,593	1,364
*	TTM Technologies Inc.	68,947	1,282
*	ePlus Inc.	16,932	1,267
*	Squarespace Inc. Class A	26,663	1,173
*	Parsons Corp.	15,182	1,156
*	Photronics Inc.	41,416	1,133
	Xerox Holdings Corp.	79,202	1,114
	Benchmark Electronics Inc.	23,992	1,033
*	Onto Innovation Inc.	4,727	1,024
*	Cohu Inc.	31,586	1,018
*	NetScout Systems Inc.	46,234	950
*	Bumble Inc. Class A	68,178	798
*	ScanSource Inc.	16,725	793
*	Matterport Inc.	174,615	768
*,1	IonQ Inc.	93,889	765
*	PAR Technology Corp.	17,070	762

Vanguard® Russell 2000 Value Index Fund
		Shares	Market Value ($000)
*	Ichor Holdings Ltd.	19,686	748
*	Magnite Inc.	52,568	649
*	ACM Research Inc. Class A	27,819	601
*	Ambarella Inc.	10,211	595
*	SMART Global Holdings Inc.	27,251	561
*	E2open Parent Holdings Inc.	115,687	539
	PC Connection Inc.	7,706	521
	Kulicke & Soffa Industries Inc.	11,204	512
*	PubMatic Inc. Class A	23,241	509
*	Diodes Inc.	6,584	488
*	Alpha & Omega Semiconductor Ltd.	15,570	456
	SolarWinds Corp.	35,044	406
*	nLight Inc.	30,086	396
*	C3.ai Inc. Class A	13,275	393
*	Rogers Corp.	3,106	367
*	Vimeo Inc.	90,269	350
*	Xometry Inc. Class A	20,220	310
*	3D Systems Corp.	87,872	309
*	SmartRent Inc.	126,961	300
*	Daktronics Inc.	25,592	286
*	Kimball Electronics Inc.	12,300	282
	Methode Electronics Inc.	22,885	270
*	PROS Holdings Inc.	8,496	250
*	Navitas Semiconductor Corp.	63,580	249
*	Bandwidth Inc. Class A	12,064	243
*	Plexus Corp.	2,125	234
*	Terawulf Inc.	103,761	226
	Immersion Corp.	20,893	209
*	Unisys Corp.	44,615	191
*	CommVault Systems Inc.	1,685	181
*	TrueCar Inc.	60,178	178
*	Vivid Seats Inc. Class A	34,278	173
*	Olo Inc. Class A	30,891	142
*,1	Bit Digital Inc.	51,244	127
*	ON24 Inc.	20,896	124
*	Definitive Healthcare Corp.	21,705	115
	Adeia Inc.	9,613	114
*	Nextdoor Holdings Inc.	43,585	106
*	Fastly Inc. Class A	13,288	104
*	Consensus Cloud Solutions Inc.	5,520	104
*	MeridianLink Inc.	5,501	102
*	Cipher Mining Inc.	26,947	100
	Richardson Electronics Ltd.	8,684	97
*	Cerence Inc.	27,705	95
*	Asure Software Inc.	12,426	94
*	Tucows Inc. Class A	4,113	93
*	Digital Turbine Inc.	47,348	90
*	Rackspace Technology Inc.	44,428	87
*	Verint Systems Inc.	2,898	86
*	Intevac Inc.	18,348	70
*	Grid Dynamics Holdings Inc.	7,252	69
*	Brightcove Inc.	32,103	67
*	N-Able Inc.	4,515	60
	American Software Inc. Class A	4,849	50
*	Mediaalpha Inc. Class A	2,732	49
*	indie Semiconductor Inc. Class A	6,658	44
*	CEVA Inc.	2,113	42
*	FiscalNote Holdings Inc.	32,813	42
*	EverCommerce Inc.	3,625	35
	Hackett Group Inc.	1,463	33
*	Aeva Technologies Inc.	10,164	33
*	EverQuote Inc. Class A	1,337	32
	NVE Corp.	371	29
*	System1 Inc.	22,492	29
*	Eventbrite Inc. Class A	5,367	27
*	OneSpan Inc.	2,061	27
*	NextNav Inc.	3,292	26
*	Mitek Systems Inc.	1,695	21
*	Planet Labs PBC	9,970	19
*	Atomera Inc.	4,429	18

Vanguard® Russell 2000 Value Index Fund
		Shares	Market Value ($000)
*	Reddit Inc. Class A	258	14
*,1	Astera Labs Inc.	206	13
*	Rubrik Inc. Class A	402	12
*	Ibotta Inc. Class A	31	3
*	Silvaco Group Inc.	164	3
			47,954
Telecommunications (1.1%)
*	EchoStar Corp. Class A	82,469	1,583
	Telephone and Data Systems Inc.	66,974	1,332
*	Lumen Technologies Inc.	681,264	879
*	Liberty Latin America Ltd. Class C	93,706	850
	Cogent Communications Holdings Inc.	10,957	649
	Shenandoah Telecommunications Co.	32,645	614
	Bel Fuse Inc. Class B	6,495	443
*	Gogo Inc.	40,439	428
	Adtran Holdings Inc.	52,387	291
*	NETGEAR Inc.	19,424	268
*	Xperi Inc.	30,129	265
*	fuboTV Inc.	190,126	238
*	Aviat Networks Inc.	7,651	237
*	Liberty Latin America Ltd. Class A	23,372	212
*	Consolidated Communications Holdings Inc.	45,635	201
*	Viavi Solutions Inc.	25,985	195
*	Ribbon Communications Inc.	59,652	187
	Spok Holdings Inc.	11,946	182
	ATN International Inc.	7,302	178
*	WideOpenWest Inc.	33,270	167
	IDT Corp. Class B	2,490	101
*	Globalstar Inc.	63,989	70
*	Digi International Inc.	2,779	68
*	KVH Industries Inc.	12,408	64
*	Comtech Telecommunications Corp.	17,961	45
*	Anterix Inc.	794	27
*	DZS Inc.	15,940	23
			9,797
Utilities (3.9%)
	Southwest Gas Holdings Inc.	42,254	3,278
	Portland General Electric Co.	68,820	3,067
	Black Hills Corp.	46,222	2,609
[1]	Brookfield Infrastructure Corp. Class A (XTSE)	72,455	2,496
	ALLETE Inc.	39,153	2,472
	ONE Gas Inc.	37,318	2,300
	Northwestern Energy Group Inc.	41,775	2,171
	Spire Inc.	35,321	2,165
	PNM Resources Inc.	52,010	1,994
	Avista Corp.	52,453	1,940
	New Jersey Resources Corp.	31,313	1,361
	California Water Service Group	26,784	1,336
	SJW Group	21,546	1,179
	Ormat Technologies Inc. (XNYS)	13,046	984
	MGE Energy Inc.	12,144	973
	Northwest Natural Holding Co.	24,778	927
	Chesapeake Utilities Corp.	5,319	596
*	Enviri Corp.	52,990	469
	Unitil Corp.	7,653	409
	Aris Water Solutions Inc. Class A	18,685	287
	Consolidated Water Co. Ltd.	7,201	195
*	Sunnova Energy International Inc.	36,751	192
*	Altus Power Inc.	42,932	174
	RGC Resources Inc.	5,136	106
	Genie Energy Ltd. Class B	6,249	95
	Artesian Resources Corp. Class A	1,716	62
	Excelerate Energy Inc. Class A	2,812	50

Vanguard® Russell 2000 Value Index Fund
		Shares	Market Value ($000)
*,1	Li-Cycle Holdings Corp.	93,306	48
			33,935
Total Common Stocks (Cost $876,447)			871,841
Rights (0.0%)
*	Pulse Biosciences Inc. (Cost $—)	7,846	8
Warrants (0.0%)
*	Danimer Scientific Inc. Exp. 7/15/25 (Cost $—)	20,604	—
Temporary Cash Investments (1.1%)
Money Market Fund (1.1%)
[5,6]	Vanguard Market Liquidity Fund, 5.397% (Cost $9,663)	96,663	9,665
Total Investments (100.9%) (Cost $886,110)			881,514
Other Assets and Liabilities—Net (-0.9%)			(7,790)
Net Assets (100%)			873,724
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $7,711,000.
2	Restricted securities totaling $49,000, representing 0.0% of net assets.
3	Security value determined using significant unobservable inputs.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $8,876,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2024	17	1,764	(15)
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.

Vanguard® Russell 2000 Value Index Fund
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	871,787	49	5	871,841
Rights	8	—	—	8
Warrants	—	—	—	—
Temporary Cash Investments	9,665	—	—	9,665
Total	881,460	49	5	881,514
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	15	—	—	15
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.